Document and Entity Information	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	Koppers Holdings Inc.
Entity Central Index Key	0001315257
Document Type	8-K	8-K
Document Period End Date	Mar. 31, 2012	Dec. 31, 2011
Amendment Flag	false	false